Schedule of cash and cash equivalents (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Cash And Cash Equivalents
Cash on hand	₨ 390	₨ 656
Credit card collection in hand	351,506	160,814
Balances with bank	652,181	444,332
Total	₨ 1,004,077	₨ 605,802